Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2018	$ 31
2018	35
2019	36
2020	40
2021	42
2022	46
Thereafter	251
Total	450
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2018	19
2018	23
2019	23
2020	24
2021	25
2022	26
Thereafter	143
Total	264
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2018	10
2018	10
2019	11
2020	14
2021	15
2022	18
Thereafter	99
Total	167
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2018	2
2018	2
2019	2
2020	2
2021	2
2022	2
Thereafter	9
Total	$ 19